SCHEDULE OF PREPAYMENTS AND OTHER ASSETS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits to supplier	$ 273,109	$ 261,068		$ 266,552
Prepayments and deposits	$ 184,307	$ 296,370		269,193
Agape Superior Living S D N B H D [Member]
Deposits to supplier			$ 274,558	396,731	$ 429,456
Deposits to service providers			43,709	88,149	39,394
Prepayments and deposits			$ 318,267	$ 484,880	$ 468,850